Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Class of Stock Disclosures [Abstract]
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of
5 09,000
Private Placement Shares at a price of $10.00 per Private Placement Share, for an aggregate purchase price of $5,090,000. A portion of the proceeds from the Private Placement Shares was added to the proceeds from the Initial Public Offering and are held in the Trust Account.

NOTE 4. PRIVATE PLACEMENT
On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 509,000 Private Placement Shares at a price of $10.00 per Private Placement Share, for an aggregate purchase price of $5,090,000. A portion of the proceeds from the Private Placement Shares was added to the proceeds from the Initial Public Offering and are held in the Trust Account.